INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2012	2011

Raw materials	$2,739,029	$10,339,201
Work-in-progress	72,228	231,746
Finished goods	6,995,787	6,651,717
Inventories	$9,807,044	$17,222,664